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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05516

                          Pioneer America Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2004 through December 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


item 1.REPORTS TO SHAREOWNERS.


                                     PIONEER
                             -----------------------
                                     AMERICA
                                     INCOME
                                      TRUST

                                     Annual
                                     Report

                                    12/31/04

                              [LOGO] PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        1
Portfolio Summary                                            2
Performance Update                                           3
Comparing Ongoing Fund Expenses                              8
Portfolio Management Discussion                             10
Schedule of Investments                                     14
Financial Statements                                        24
Notes to Financial Statements                               33
Report of Independent Registered Public Accounting Firm     40
The Pioneer Family of Mutual Funds                          41
Trustees, Officers and Service Providers                    42

Pioneer America Income Trust

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
After three calendar quarters of listless performance, U.S. equity markets improved strongly late in the year. Anxiety over energy prices, international tensions and the falling American dollar had held the markets back, but uneasiness about the presidential election was the principal source of investor hesitation. The election went smoothly, the result was decisive, and the ensuing rally pushed major indices into the black for the second year running. However, returns trailed 2003's levels. Small capitalization companies outperformed large cap issues for the sixth consecutive year. Markets overseas were generally buoyant: commodity-rich nations saw surging demand for copper, gold, lumber and other materials, with much of their output destined to feed China's vast economic appetite.

Bond investors focused on longer-term issues. Reflecting the risk aversion that favored small cap stocks, high-yield bonds were the strongest performers, while higher quality issues, including U.S. Treasury issues, scored more modest gains. Municipal bond returns were generally favorable as well; economic growth spurred rising tax revenues, putting many issuers into surplus for the first time in years.

A measured pace of growth seems in store for the U.S. economy, which generated
2.2 million jobs after years of employment declines. By the end of September, the economy had tallied twelve straight up quarters and the nation's annualized growth rate stood at a respectable four percent. We believe this rate of expansion is enough to sustain growth without provoking the Federal Reserve Board into aggressive interest rate hikes aimed at calming inflation.

Welcome to former Safeco fund shareholders

With this report, we also would like to acknowledge the investors in former Safeco mutual funds who now are shareholders of Pioneer funds. We would like to welcome you again to the Pioneer fund family and assure you of our commitment to provide the highest quality portfolio management and personal service. Pioneer has emerged as a growing presence in the ranks of major U.S. management firms. As a shareholder in a Pioneer mutual fund, you have significantly more investment options available to you. A conversation with your investment professional will help you understand how these new funds may enhance your portfolio diversification and fit in with your long-range goals. Or, feel free to call Pioneer directly at 1-800-225-6292 for assistance.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer America Income Trust

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following table was depicted as a pie chart in the printed material.]

U.S. Government Securities            97.6%
U.S. Government Agency Obligations     2.0%
Foreign Government Bonds               0.4%


Portfolio Maturity
--------------------------------------------------------------------------------
(Effective life as a percentage of total investment portfolio)

[The following table was depicted as a pie chart in the printed material.]

0-1 Year                3.6%
1-3 Years              69.3%
3-4 Years               6.6%
4-6 Years               8.6%
6-8 Years               2.0%
8+ Years                9.9%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*

 1.    U.S. Treasury Notes, 6.5%, 2/15/10                             6.53%
 2.    U.S. Treasury Bonds, 7.25%, 5/15/16                            5.37
 3.    Government National Mortgage Association II, 6.0%, 11/20/33    3.13
 4.    U.S. Treasury Notes, 6.375%, 8/15/27                           2.77
 5.    Government National Mortgage Association, 5.5%, 3/20/34        2.53
 6.    Government National Mortgage Association II, 5.5%, 11/20/34    2.21
 7.    Government National Mortgage Association, 5.5%, 11/15/34       2.13
 8.    US Treasury Notes, 4.625%, 5/15/06                             2.01
 9.    Government National Mortgage Association II, 6.0%, 12/20/33    1.84
10.    Government National Mortgage Association, 5.5%, 7/15/33        1.53

*This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer America Income Trust
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   12/31/04   12/31/03
                            $9.79      $9.95

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 12/31/04)       Income       Capital Gains   Capital Gains
                          $0.4286          $ -             $ -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer America Income Trust at public offering price, compared to that of the Lehman Brothers Government Bond Index and of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index.

-----------------------------------------
Average Annual Total Returns
(As of December 31, 2004)

              Net Asset    Public Offering
Period          Value        Price (POP)
  10 Years      6.24%           5.75%
  5 Years       6.23            5.26
  1 Year        2.77           -1.86
-----------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                                 Lehman Brothers
                                    Fixed-Rate         Lehman Brothers
           Pioneer America       Mortgage-Backed          Government
             Income Trust        Securities Index         Bond Index
12/94          $ 9,550               $10,000               $10,000
                11,088                11,680                11,834
12/96           11,342                12,305                12,161
                12,307                13,472                13,326
12/98           13,265                14,411                14,639
                12,930                14,678                14,310
12/00           14,427                16,317                16,206
                15,281                17,657                17,379
12/02           16,775                19,201                19,377
                17,022                19,787                19,835
12/04           17,493                20,718                20,527

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 4.50% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

The Lehman Brothers Government Bond Index measures the performance of the U.S. government bond market. The Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index is an unmanaged index including 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA). Index returns assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

Pioneer America Income Trust
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   12/31/04   12/31/03
                            $9.74      $9.89


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 12/31/04)       Income       Capital Gains   Capital Gains
                          $0.3452         $ -             $ -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer America Income Trust, compared to that of the Lehman Brothers Government Bond Index and of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index.

-----------------------------------------
Average Annual Total Returns
(As of December 31, 2004)

                 If           If
Period          Held       Redeemed
  10 Years      5.41%        5.41%
  5 Years       5.37         5.37
  1 Year        2.02        -1.92
-----------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

                                 Lehman Brothers
                                    Fixed-Rate         Lehman Brothers
           Pioneer America       Mortgage-Backed          Government
             Income Trust        Securities Index         Bond Index
12/94         $10,000               $10,000               $10,000
               11,508                11,680                11,834
12/96          11,691                12,305                12,161
               12,580                13,472                13,326
12/98          13,471                14,411                14,639
               13,035                14,678                14,310
12/00          14,427                16,317                16,206
               15,147                17,657                17,379
12/02          16,483                19,201                19,377
               16,596                19,787                19,835
12/04          16,931                20,718                20,527


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Index comparisons begin 4/30/94. The Lehman Brothers Government Bond Index measures the performance of the U.S. government bond market. The Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index is an unmanaged index including 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA). Index returns assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexs.

Pioneer America Income Trust
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS C SHARES
--------------------------------------------------------------------------------

 Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   12/31/04   12/31/03
                            $9.77      $9.92

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 12/31/04)       Income       Capital Gains   Capital Gains
                          $0.3533          $ -             $ -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer America Income Trust, compared to that of the Lehman Brothers Government Bond Index and of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index.

-----------------------------------------
Average Annual Total Returns
(As of December 31, 2004)
                      If          If
Period               Held      Redeemed
  Life of Fund
  (1/31/96)         4.41%       4.41%
  5 Years           5.40        5.40
  1 Year            2.09        2.09
-----------------------------------------


[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

                                 Lehman Brothers
                                    Fixed-Rate         Lehman Brothers
           Pioneer America       Mortgage-Backed          Government
             Income Trust        Securities Index         Bond Index
01/96         $10,000               $10,000               $10,000
               10,104                10,457                10,214
               10,890                11,449                11,192
12/98          11,663                12,247                12,295
               11,291                12,473                12,019
12/00          12,479                13,866                13,611
               13,109                15,006                14,596
12/02          14,280                16,317                16,274
               14,387                16,815                16,659
12/04          14,688                17,606                17,240

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Trust performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Trust shares.

The Lehman Brothers Government Bond Index measures the performance of the U.S. government bond market. The Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index is an unmanaged index including 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA). Index returns assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

Pioneer America Income Trust
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                       CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   12/31/04   12/31/03
                            $9.89      $10.07

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 12/31/04)       Income       Capital Gains   Capital Gains
                          $0.432          $ -             $ -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer America Income Trust, compared to that of the Lehman Brothers Government Bond Index and of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index.

-----------------------------------------
Average Annual Total Returns
(As of December 31, 2004)

                If           If
Period         Held       Redeemed
 10 Years      5.85%       5.85%
 5 Years       5.99        5.99
 1 Year        2.58        2.58
-----------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                                 Lehman Brothers
                                    Fixed-Rate         Lehman Brothers
           Pioneer America       Mortgage-Backed          Government
             Income Trust        Securities Index         Bond Index
12/94        $10,000                $10,000               $10,000
              11,549                 11,680                11,834
12/96         11,754                 12,305                12,161
              12,690                 13,472                13,326
12/98         13,609                 14,411                14,639
              13,199                 14,678                14,310
12/00         14,654                 16,317                16,206
              15,444                 17,657                17,379
12/02         16,869                 19,201                19,377
              17,212                 19,787                19,835
12/04         17,667                 20,718                20,527

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Trust performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Government Bond Index measures the performance of the U.S. government bond market. The Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index is an unmanaged index including 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA). Index returns assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

Pioneer America Income Trust
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/04                                INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   12/31/04   12/11/04
                            $9.79      $9.82

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(12/11/04 - 12/31/04)     Income       Capital Gains   Capital Gains
                          $0.0265           $ -        $ -

Investment Returns
--------------------------------------------------------------------------------

-----------------------------------------
Average Annual Total Returns
(As of December 31, 2004)
                     If         If
Period              Held     Redeemed
  Life of Fund
  (12/11/04)       -0.04%      -0.04%

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All [Investor Class] shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Trust performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information. The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Pioneer America Income Trust
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Trust, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Trust's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [Divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer America Income Trust

Based on actual returns from July 1, 2004 through December 31, 2004.

                                                                                               Investor
Share Class                             A              B              C              R           Class
-------------------------------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 7/1/04**
 Ending Account Value             $1,029.14      $1,025.95      $1,026.24      $1,028.99      $  999.60
 On 12/31/04
 Expenses Paid During Period*     $    5.83      $    9.88      $    9.08      $    6.18      $    0.44

* Expenses are equal to the Trust's annualized expense ratio of 1.14%, 1.94%, 1.78%, 1.21% and 0.74%, for Class A, Class B, Class C, Class R and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) (21/366 for Investor Class shares).
** 12/11/04 for Investor Class shares

Pioneer America Income Trust
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer America Income Trust

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2004 through December 31, 2004

                                                                                               Investor
Share Class                             A              B              C              R           Class
-------------------------------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 7/1/04**
 Ending Account Value             $1,019.30      $1,015.18      $1,015.63      $1,019.10      $1,002.56
 On 12/31/04
 Expenses Paid During Period*     $    5.80      $    9.83      $    9.04      $    6.15      $    0.45

* Expenses are equal to the Trust's annualized expense ratio of 1.14%, 1.94%, 1.78%, 1.21% and 0.74%, for Class A, Class B, Class C, Class R and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) (21/366 for Investor Class shares).
** 12/11/04 for Investor Class shares

Pioneer America Income Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04
--------------------------------------------------------------------------------

As the U.S. economy expanded, the Federal Reserve began raising interest rates at a slow but steady pace. Short-term interest rates rose more than long-term rates, which remained virtually unchanged for the year. For example, at the beginning of the year, the yield on the two-year Treasury was 1.82%. At the end of the year, it was 3.07%. The yield on the 10-year Treasury began the year at 4.25% and ended the year at 4.22%. Against this backdrop, investors in U.S. Government and agency securities were rewarded with a relatively attractive level of income during the 12-month period ended December 31, 2004. In the interview below, Richard Schlanger, a member of the Pioneer fixed-income team, discusses the factors that affected the fixed-income market and the Trust over the past 12 months.

Q: How did the Trust perform during the period?

A: For the 12-month period ended December 31, 2004, Class A shares of Pioneer
   America Income Trust produced a total return of 2.77% at net asset value. The Trust underperformed its benchmark, the Lehman Brothers Government Bond Index, which returned 3.48% for the same period. The Trust also underperformed the Lehman Brothers Fixed-Rate Mortgage-Backed Index, which returned 4.70%. We attribute the shortfall relative to the Lehman Brothers Fixed-Rate Mortgage-Backed Index to the index's significant exposure to securities issued by the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae), which outperformed Ginnie Maes. Because conventional mortgages--those issued by Freddie Mac and Fannie Mae--do not have the backing of the full faith and credit of the U.S. Government, we do not invest in them. The Trust underperformed the 3.19% return generated by the General U.S. Government Funds Category of Lipper, an independent monitor of mutual fund performance. At the end of the period, the 30-day SEC yield for Class A shares was 3.25%.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer America Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q. What was the investment environment like during the period?

A. The economy continued to gain strength in 2004, reflected by improving job growth, relatively strong consumer spending, and higher commodity and oil prices. With the economy on a firmer footing, the Federal Reserve boosted short-term interest rates in June and continued raising them through the end of the year. By year-end, the federal funds rate was 2.25%, up from 1.00% at the start of 2004. (The federal funds rate is the rate banks charge each other for overnight loans.) Initially, the Fed's actions caused Treasury yields to move higher but when it appeared that inflation was under control, the yield curve flattened. The yield curve shows the relationship between bond yields and maturity lengths. With a flatter yield curve, short-term yields moved higher and prices declined; longer-term yields fell or remained stable, boosting prices. An enormous amount of Treasury buying by overseas investors was also instrumental in keeping Treasury yields low. Foreign central banks had large cash reserves, which they invested at record levels in the U.S. Treasury market in an attempt to stem the decline of the U.S. dollar relative to their own currencies.

Q: How did you manage the Trust in this environment?

A: The Trust was divided between mortgage-backed securities, which accounted for 70.6% of net assets, and Treasury securities, which composed 28.2% of net assets. The Trust also had a 1.2% cash position. In the mortgage market, we invested in securities issued by the Government National Mortgage Association
   (GNMA), which are backed by the full faith and credit of the U.S. government. (A full faith and credit backing applies to underlying Trust securities, not to Trust shares). Because interest rates remained attractive and the housing market was strong, we sought to avoid prepayment risk. When interest rates decline, homeowners often "prepay" their existing mortgages and refinance their homes at a lower rate. Significant prepayment activity can result in declining yields and share prices in portfolios with investments in mortgages. To mitigate this risk, we favored mortgages with low loan balances that were not likely to be refinanced. We also emphasized mortgage pools in slow-paying states, such as New York and Texas,

Pioneer America Income Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04                           (continued)
--------------------------------------------------------------------------------

   where the rate of housing turnover is relatively low in comparison to other states. In addition, we sought mortgages with coupons (stated rates of interest) in the 4.5% to 5.5% range, which would probably not be refinanced quickly.

   In the Treasury portion of the Trust, we emphasized securities with short to intermediate durations. We expected yields to move higher and wanted to minimize the price volatility that would naturally occur as yields rose. Therefore, we kept duration shorter than the benchmark. Measured in years, duration measures a bond's price sensitivity to interest-rate changes. A shorter duration can protect a portfolio from price declines as yields rise. We were premature, however, in our expectation of higher yields. As a result, our short-duration strategy worked against the Trust. Long-term Treasuries outperformed, because of the huge demand from overseas investors and the flattening of the yield curve. For example, the 30-year Treasury bond returned 8.89%; the five-year Treasury returned 2.39%.

Q: What contributed most to performance?

A: The significant overweight in mortgage-backed securities made the largest positive impact, as mortgages outperformed other fixed-income assets. Minimizing prepayment risk by selecting specific mortgage pools also helped drive performance. The flatter yield curve, which boosted the prices of longer-term Treasury securities, also benefited results.

Q: What detracted from performance?

A: The Trust's underweight in long-term Treasuries. We continue to believe, however, that yields on such Treasuries are artificially low, given the weak U.S. dollar, the growing trade imbalance and a Fed that is likely to continue raising interest rates.

Q: What is your outlook for the next six months?

A: In the short term, we expect the investment environment to remain unchanged and are unlikely to alter the Trust significantly during the first quarter of 2005. We plan to continue to emphasize mortgage securities. In February, Federal Reserve Chairman Alan

Pioneer America Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Greenspan will make his semi-annual Humphrey-Hawkins testimony before Congressional committees. At that time, we will learn what to expect in the way of Fed interest-rate policy and what the central bank's thinking is about the prospects for accelerating inflation. Whenever the Fed raises rates, there is a lag effect; and it can take as long as a year for higher rates to affect the economy. Over the next several months, we will be closely monitoring data to determine the appropriate action to take should the economic backdrop change.


   Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio. When interest rates rise, the prices of fixed income securities in the fund will generally fall. Conversely, when interest rates fall the prices of fixed income securities in the fund will generally rise.

   The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments. Investments in the fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer America Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04
--------------------------------------------------------------------------------

  Principal
     Amount                                                           Value
                 U.S. TREASURY OBLIGATIONS - 2.0%
$ 4,700,000      U.S. Treasury Notes, 4.625%, 5/15/06          $  4,808,321
                                                               ------------
                 TOTAL U.S. TREASURY OBLIGATIONS
                 (Cost $4,823,615)                             $  4,808,321
                                                               ------------
                 U.S. GOVERNMENT AGENCY OBLIGATIONS - 96.4%
    648,057      Government National Mortgage Association,
                 4.5%, 4/15/18                                      652,055
    225,418      Government National Mortgage Association,
                 4.5%, 12/15/19                                     226,461
    426,396      Government National Mortgage Association,
                 4.5%, 8/15/19                                      428,371
    920,545      Government National Mortgage Association,
                 4.5%, 8/15/33                                      899,128
  3,442,875      Government National Mortgage Association,
                 4.5%, 6/15/34                                    3,361,523
  1,776,302      Government National Mortgage Association,
                 5.0%, 2/15/19                                    1,822,244
    980,422      Government National Mortgage Association,
                 5.0%, 7/15/19                                    1,005,780
    288,370      Government National Mortgage Association,
                 5.5%, 6/15/18                                      300,759
  2,419,169      Government National Mortgage Association,
                 5.5%, 2/15/19                                    2,523,119
    452,603      Government National Mortgage Association,
                 5.5%, 4/15/19                                      472,022
  2,888,247      Government National Mortgage Association,
                 5.5%, 7/15/19                                    3,012,164
    688,186      Government National Mortgage Association,
                 5.5%, 10/15/19                                     717,712
    870,762      Government National Mortgage Association,
                 5.5%, 1/15/29                                      892,384
    573,699      Government National Mortgage Association,
                 5.5%, 4/15/31                                      587,089
  3,271,341      Government National Mortgage Association,
                 5.5%, 5/15/33                                    3,344,311
  3,585,980      Government National Mortgage Association,
                 5.5%, 7/15/33                                    3,665,969
  1,391,876      Government National Mortgage Association,
                 5.5%, 8/15/33                                    1,422,923
  3,182,560      Government National Mortgage Association,
                 5.5%, 9/15/33                                    3,253,872

   The accompanying notes are an integral part of these financial statements.
14

Pioneer America Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
     Amount                                                               Value
                 U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$ 1,683,130      Government National Mortgage Association,
                 5.5%, 10/15/33                                    $  1,720,674
  3,394,855      Government National Mortgage Association,
                 5.5%, 4/15/34                                        3,469,049
  1,997,034      Government National Mortgage Association,
                 5.5%, 10/15/34                                       2,040,680
  7,490,084      Government National Mortgage Association,
                 5.5%, 11/15/34                                       7,653,780
  5,189,211      Government National Mortgage Association,
                 5.5%, 11/20/34                                       5,297,744
  1,285,170      Government National Mortgage Association,
                 6.0%, 5/15/17                                        1,354,220
    460,133      Government National Mortgage Association,
                 6.0%, 7/20/19                                          483,328
    142,682      Government National Mortgage Association,
                 6.0%, 1/15/24                                          148,829
     36,888      Government National Mortgage Association,
                 6.0%, 10/15/28                                          38,368
  2,347,567      Government National Mortgage Association,
                 6.0%, 9/15/32                                        2,435,925
  6,730,457      Government National Mortgage Association,
                 6.0%, 10/15/32                                       6,991,030
  8,817,279      Government National Mortgage Association,
                 6.0%, 11/15/32                                       9,177,313
  6,719,913      Government National Mortgage Association,
                 6.0%, 12/15/32                                       7,012,955
  4,980,037      Government National Mortgage Association,
                 6.0%, 1/15/33                                        5,205,134
  1,301,544      Government National Mortgage Association,
                 6.0%, 1/20/33                                        1,348,174
  4,360,655      Government National Mortgage Association,
                 6.0%, 2/15/33                                        4,522,334
  1,758,815      Government National Mortgage Association,
                 6.0%, 3/15/33                                        1,824,026
  2,018,238      Government National Mortgage Association,
                 6.0%, 4/15/33                                        2,111,081
    516,290      Government National Mortgage Association,
                 6.0%, 5/15/33                                          535,433
    598,877      Government National Mortgage Association,
                 6.0%, 9/15/33                                          621,082

   The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                   (continued)
--------------------------------------------------------------------------------

  Principal
     Amount                                                               Value
                 U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$ 1,486,651      Government National Mortgage Association,
                 6.0%, 10/20/33                                    $  1,544,987
  1,242,974      Government National Mortgage Association,
                 6.0%, 11/15/33                                       1,289,060
    938,669      Government National Mortgage Association,
                 6.0%, 3/15/34                                          973,528
  1,925,917      Government National Mortgage Association,
                 6.0%, 6/15/34                                        1,997,440
  1,480,876      Government National Mortgage Association,
                 6.0%, 8/15/34                                        1,536,312
    484,003      Government National Mortgage Association,
                 6.0%, 9/15/34                                          501,977
  2,401,597      Government National Mortgage Association,
                 6.0%, 10/15/34                                       2,490,785
    241,645      Government National Mortgage Association,
                 6.5%, 4/15/17                                          257,757
    179,846      Government National Mortgage Association,
                 6.5%, 6/15/17                                          191,837
    559,568      Government National Mortgage Association,
                 6.5%, 2/15/28                                          590,162
    665,108      Government National Mortgage Association,
                 6.5%, 3/15/28                                          701,867
    543,572      Government National Mortgage Association,
                 6.5%, 4/15/28                                          573,374
    109,241      Government National Mortgage Association,
                 6.5%, 6/15/28                                          115,246
    181,356      Government National Mortgage Association,
                 6.5%, 8/15/28                                          191,271
    314,403      Government National Mortgage Association,
                 6.5%, 10/15/28                                         331,593
    694,380      Government National Mortgage Association,
                 6.5%, 3/15/29                                          731,866
     92,632      Government National Mortgage Association,
                 6.5%, 5/15/29                                           97,633
     85,855      Government National Mortgage Association,
                 6.5%, 6/15/29                                           90,490
    223,928      Government National Mortgage Association,
                 6.5%, 4/20/31                                          235,439
    402,023      Government National Mortgage Association,
                 6.5%, 6/15/31                                          423,568

   The accompanying notes are an integral part of these financial statements.
16

Pioneer America Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
     Amount                                                               Value
                 U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$   550,380      Government National Mortgage Association,
                 6.5%, 7/15/31                                     $    579,876
    155,440      Government National Mortgage Association,
                 6.5%, 8/15/31                                          163,770
    571,658      Government National Mortgage Association,
                 6.5%, 9/15/31                                          602,294
     23,306      Government National Mortgage Association,
                 6.5%, 10/15/31                                          24,555
    351,574      Government National Mortgage Association,
                 6.5%, 12/15/31                                         370,415
  1,900,568      Government National Mortgage Association,
                 6.5%, 1/15/32                                        2,004,665
  1,712,397      Government National Mortgage Association,
                 6.5%, 2/15/32                                        1,804,188
    848,761      Government National Mortgage Association,
                 6.5%, 3/15/32                                          894,258
  1,551,215      Government National Mortgage Association,
                 6.5%, 4/15/32                                        1,634,367
  1,173,417      Government National Mortgage Association,
                 6.5%, 5/15/32                                        1,236,316
    450,198      Government National Mortgage Association,
                 6.5%, 6/15/32                                          475,154
    919,418      Government National Mortgage Association,
                 6.5%, 7/15/32                                          968,702
  1,073,932      Government National Mortgage Association,
                 6.5%, 8/15/32                                        1,132,377
    513,361      Government National Mortgage Association,
                 6.5%, 9/15/32                                          540,879
    912,261      Government National Mortgage Association,
                 6.5%, 4/15/33                                          960,558
     22,689      Government National Mortgage Association,
                 6.5%, 10/15/33                                          23,891
    384,494      Government National Mortgage Association,
                 7.0%, 10/15/16                                         409,634
    744,950      Government National Mortgage Association,
                 7.0%, 9/15/24                                          795,892
    369,573      Government National Mortgage Association,
                 7.0%, 7/15/25                                          394,805
    124,277      Government National Mortgage Association,
                 7.0%, 11/15/26                                         132,594

   The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                     (continued)
--------------------------------------------------------------------------------

  Principal
     Amount                                                               Value
                 U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$   257,720      Government National Mortgage Association,
                 7.0%, 2/15/28                                     $    274,350
    225,879      Government National Mortgage Association,
                 7.0%, 3/15/28                                          240,455
    265,111      Government National Mortgage Association,
                 7.0%, 4/15/28                                          282,218
    283,281      Government National Mortgage Association,
                 7.0%, 7/15/28                                          301,662
    252,980      Government National Mortgage Association,
                 7.0%, 4/15/29                                          269,098
    272,685      Government National Mortgage Association,
                 7.0%, 5/15/29                                          290,059
    143,102      Government National Mortgage Association,
                 7.0%, 6/15/29                                          152,219
    128,852      Government National Mortgage Association,
                 7.0%, 7/15/29                                          137,061
    142,484      Government National Mortgage Association,
                 7.0%, 9/15/29                                          151,562
    251,945      Government National Mortgage Association,
                 7.0%, 11/15/29                                         267,997
    179,190      Government National Mortgage Association,
                 7.0%, 1/15/30                                          190,666
    182,472      Government National Mortgage Association,
                 7.0%, 1/15/31                                          193,946
    159,729      Government National Mortgage Association,
                 7.0%, 2/15/31                                          169,774
    102,963      Government National Mortgage Association,
                 7.0%, 4/15/31                                          109,437
     61,396      Government National Mortgage Association,
                 7.0%, 5/15/31                                           65,257
     96,973      Government National Mortgage Association,
                 7.0%, 6/15/31                                          103,071
    285,315      Government National Mortgage Association,
                 7.0%, 9/15/31                                          303,257
     73,071      Government National Mortgage Association,
                 7.0%, 10/15/31                                          77,665
     69,038      Government National Mortgage Association,
                 7.0%, 11/15/31                                          73,379
    252,840      Government National Mortgage Association,
                 7.0%, 2/15/32                                          268,718

   The accompanying notes are an integral part of these financial statements.
18

Pioneer America Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
     Amount                                                               Value
                 U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$   582,030      Government National Mortgage Association,
                 7.0%, 3/15/32                                     $    618,582
    273,818      Government National Mortgage Association,
                 7.0%, 4/15/32                                          291,015
    200,535      Government National Mortgage Association,
                 7.5%, 2/15/27                                          215,848
    427,841      Government National Mortgage Association,
                 7.5%, 10/15/27                                         460,511
    104,337      Government National Mortgage Association,
                 7.5%, 6/15/29                                          112,114
     67,488      Government National Mortgage Association,
                 7.5%, 8/15/29                                           72,500
    616,538      Government National Mortgage Association,
                 7.5%, 9/15/29                                          662,318
     27,745      Government National Mortgage Association,
                 7.5%, 6/15/30                                           29,801
     13,007      Government National Mortgage Association,
                 7.5%, 9/15/30                                           13,971
    249,964      Government National Mortgage Association,
                 7.5%, 11/15/30                                         268,491
     50,964      Government National Mortgage Association,
                 7.5%, 2/15/31                                           54,736
    118,601      Government National Mortgage Association,
                 7.5%, 3/15/31                                          127,379
    256,484      Government National Mortgage Association,
                 7.5%, 12/15/31                                         275,466
    173,053      Government National Mortgage Association,
                 7.5%, 1/15/32                                          185,852
    181,919      Government National Mortgage Association,
                 7.5%, 3/15/32                                          195,374
     16,113      Government National Mortgage Association,
                 7.5%, 11/15/32                                          17,305
    306,909      Government National Mortgage Association,
                 8.0%, 12/15/29                                         333,280
    428,602      Government National Mortgage Association,
                 8.25%, 5/15/20                                         469,862
     84,496      Government National Mortgage Association,
                 8.5%, 7/15/24                                           92,647
      1,485      Government National Mortgage Association,
                 9.0%, 9/15/16                                            1,661

   The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                   (continued)
--------------------------------------------------------------------------------

  Principal
     Amount                                                               Value
                 U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$     5,247      Government National Mortgage Association,
                 9.0%, 10/15/16                                    $      5,871
      9,838      Government National Mortgage Association,
                 9.0%, 4/15/20                                           11,051
        910      Government National Mortgage Association,
                 10.0%, 11/15/18                                          1,013
    113,003      Government National Mortgage Association,
                 10.0%, 1/15/19                                         125,946
     57,931      Government National Mortgage Association,
                 10.0%, 3/15/20                                          64,620
    414,029      Government National Mortgage Association I,
                 6.5%, 11/15/31                                         436,218
    279,032      Government National Mortgage Association I,
                 6.5%, 5/15/32                                          293,990
    366,321      Government National Mortgage Association I,
                 6.5%, 9/15/32                                          385,957
    470,518      Government National Mortgage Association I,
                 7.0%, 12/15/30                                         500,149
    289,673      Government National Mortgage Association I,
                 7.5%, 8/15/23                                          309,482
    878,394      Government National Mortgage Association II,
                 5.0%, 12/20/18                                         898,256
    892,666      Government National Mortgage Association II,
                 5.0%, 2/20/19                                          912,301
  2,627,984      Government National Mortgage Association II,
                 5.5%, 7/20/19                                        2,732,533
  3,171,697      Government National Mortgage Association II,
                 5.5%, 2/20/34                                        3,238,033
  5,923,896      Government National Mortgage Association II,
                 5.5%, 3/20/34                                        6,047,793
    375,666      Government National Mortgage Association II,
                 6.0%, 7/20/17                                          394,678
    950,152      Government National Mortgage Association II,
                 6.0%, 12/20/18                                         998,311
    578,020      Government National Mortgage Association II,
                 6.0%, 2/20/19                                          607,158
    339,349      Government National Mortgage Association II,
                 6.0%, 10/20/31                                         351,875
  1,234,726      Government National Mortgage Association II,
                 6.0%, 11/20/31                                       1,280,304

   The accompanying notes are an integral part of these financial statements.
20

Pioneer America Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
     Amount                                                               Value
                 U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$ 2,365,437      Government National Mortgage Association II,
                 6.0%, 3/20/33                                     $  2,450,183
  7,236,574      Government National Mortgage Association II,
                 6.0%, 11/20/33                                       7,495,838
  4,252,925      Government National Mortgage Association II,
                 6.0%, 12/20/33                                       4,405,222
  1,868,919      Government National Mortgage Association II,
                 6.0%, 6/20/34                                        1,935,989
    200,416      Government National Mortgage Association II,
                 6.5%, 1/20/24                                          211,611
    613,509      Government National Mortgage Association II,
                 6.5%, 8/20/28                                          645,882
    153,797      Government National Mortgage Association II,
                 6.5%, 6/20/31                                          161,702
    695,553      Government National Mortgage Association II,
                 6.5%, 10/20/32                                         731,313
    788,980      Government National Mortgage Association II,
                 6.5%, 10/20/33                                         829,021
    801,383      Government National Mortgage Association II,
                 6.5%, 3/20/34                                          842,021
     34,354      Government National Mortgage Association II,
                 7.0%, 12/20/08                                          35,981
    113,112      Government National Mortgage Association II,
                 7.0%, 5/20/26                                          120,217
    168,598      Government National Mortgage Association II,
                 7.0%, 1/20/31                                          178,620
     77,321      Government National Mortgage Association II,
                 7.0%, 3/20/31                                           81,917
    301,674      Government National Mortgage Association II,
                 7.0%, 7/20/31                                          319,606
    113,900      Government National Mortgage Association II,
                 7.0%, 11/20/32                                         120,671
     47,442      Government National Mortgage Association II,
                 7.5%, 6/20/30                                           50,750
     74,048      Government National Mortgage Association II,
                 7.5%, 12/20/30                                          79,211
        659      Government National Mortgage Association II,
                 8.0%, 5/20/25                                              716
    104,322      Government National Mortgage Association II,
                 8.0%, 3/20/30                                          112,801

   The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/04                                     (continued)
--------------------------------------------------------------------------------


 Principal
    Amount                                                               Value
                U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$   16,769      Government National Mortgage Association II,
                9.0%, 9/20/21                                     $     18,785
    48,586      Government National Mortgage Association II,
                9.0%, 3/20/22                                           54,438
     6,724      Government National Mortgage Association II,
                9.0%, 4/20/22                                            7,533
   101,579      Government National Mortgage Association II,
                9.0%, 11/20/24                                         113,697
     1,797      Government National Mortgage Association II,
                10.0%, 1/20/06                                           1,867
   800,000      U.S. Treasury Bonds, 6.25%, 8/15/23                    936,594
   250,000      U.S. Treasury Bonds, 6.5%, 11/15/26                    303,721
10,270,000      U.S. Treasury Bonds, 7.25%, 5/15/16                 12,855,154
   500,000      U.S. Treasury Bonds, 8.75%, 5/15/20                    721,270
 3,100,000      U.S. Treasury Bonds, 10.0%, 5/15/10                  3,182,342
 1,500,000      U.S. Treasury Notes, 1.125%, 6/30/05                 1,489,921
 1,000,000      U.S. Treasury Notes, 1.625%, 4/30/05                   997,538
 3,500,000      U.S. Treasury Notes, 3.5%, 11/15/06                  3,529,533
 3,000,000      U.S. Treasury Notes, 4.0%, 11/15/12                  2,994,960
   650,000      U.S. Treasury Notes, 4.75%, 11/15/08                   680,799
 1,950,000      U.S. Treasury Notes, 4.75%, 5/15/14                  2,032,113
 1,750,000      U.S. Treasury Notes, 5.5%, 2/15/08                   1,864,707
 2,000,000      U.S. Treasury Notes, 5.5%, 8/15/28                   2,164,688
 3,300,000      U.S. Treasury Notes, 5.75%, 11/15/05                 3,384,563
   250,000      U.S. Treasury Notes, 6.125%, 8/15/29                   293,516
 1,100,000      U.S. Treasury Notes, 6.25%, 2/15/07                  1,170,813
 5,525,000      U.S. Treasury Notes, 6.375%, 8/15/27                 6,634,315
13,800,000      U.S. Treasury Notes, 6.5%, 2/15/10                  15,623,642
 2,000,000      U.S. Treasury Notes, 6.625%, 5/15/07                 2,157,578
                                                                  ------------
                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS          $234,633,889
                                                                  ------------
                (Cost $232,916,968)                               $234,633,889
                                                                  ------------

   The accompanying notes are an integral part of these financial statements.
22

Pioneer America Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
     Amount                                                                Value
                 TEMPORARY CASH INVESTMENT - 1.3%
                 Repurchase Agreement - 1.3%
$ 3,100,000      UBS Warburg, Inc., 1.00%, dated 12/31/04,
                 repurchase price of $3,100,000 plus accrued
                 interest on 1/3/05 collateralized by $3,089,000
                 U.S. Treasury Bill, 6.75%, 5/15/05                 $  3,100,000
                                                                    ------------
                 TOTAL TEMPORARY CASH INVESTMENT
                 (Cost $3,100,000)                                  $  3,100,000
                                                                    ------------
                 TOTAL INVESTMENTS IN SECURITIES - 99.7%
                 (Cost $240,840,583)(a)                             $242,542,210
                                                                    ------------
                 OTHER ASSETS AND LIABILITIES - 0.3%                $    760,431
                                                                    ------------
                 TOTAL NET ASSETS - 100.0%                          $243,302,641
                                                                    ============

(a) At December 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $242,351,097 was as follows:

    Aggregate gross unrealized gain for all investments in which there is an
    excess of value over tax cost                                                  $1,603,331

    Aggregate gross unrealized loss for all investments in which there is an
    excess of tax cost over value                                                  (1,412,218)
                                                                                   ----------
    Net unrealized gain                                                            $  191,113
                                                                                   ==========
Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2004 aggregated $57,759,155 and $112,636,778 , respectively.

   The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/04
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $240,840,583)               $242,542,210
  Cash                                                             47,250
  Receivables -
    Fund shares sold                                              443,446
    Interest                                                    1,680,114
    Due from Pioneer Investment Management, Inc.                    3,980
  Other                                                             6,059
                                                             -------------
      Total assets                                           $244,723,059
                                                             -------------
LIABILITIES:
  Payables -
    Investment securities purchased                          $    503,402
    Fund shares repurchased                                       410,600
    Dividends                                                     154,110
  Due to affiliates                                               270,387
  Accrued expenses                                                 81,919
                                                             -------------
      Total liabilities                                      $  1,420,418
                                                             -------------
NET ASSETS:
  Paid-in capital                                            $253,477,672
  Distributions in excess of net investment income             (1,304,113)
  Accumulated net realized loss on investments                (10,572,545)
  Net unrealized gain on investments                            1,701,627
                                                             -------------
      Total net assets                                       $243,302,641
                                                             =============
NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
  Class A (based on $123,524,445/12,614,003 shares)          $       9.79
                                                             =============
  Class B (based on $39,640,704/4,071,413 shares)            $       9.74
                                                             =============
  Class C (based on $27,832,335/2,849,057 shares)            $       9.77
                                                             =============
  Investor Class (based on $51,475,391/5,257,117 shares)     $       9.79
                                                             =============
  Class R (based on $829,766/83,858 shares)                  $       9.89
                                                             =============
MAXIMUM OFFERING PRICE:
  Class A ($9.79 [divided by] 95.5%)                         $      10.25
                                                             =============

   The accompanying notes are an integral part of these financial statements.
24

Pioneer America Income Trust
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/04

INVESTMENT INCOME:
  Interest                                                   $9,079,156
                                                             ----------
     Total investment income                                                  $9,079,156
                                                                              ----------
EXPENSES:
  Management fees                                            $1,079,991
  Transfer agent fees and expenses
   Class A                                                      403,830
   Class B                                                      167,120
   Class C                                                       87,515
   Investor Class                                                11,234
   Class R                                                          509
  Distribution fees
   Class A                                                      337,075
   Class B                                                      461,372
   Class C                                                      314,494
   Class R                                                        2,940
  Administrative reimbursements                                  69,627
  Custodian fees                                                 18,714
  Registration fees                                              74,280
  Professional fees                                              51,583
  Printing expense                                               20,530
  Fees and expenses of nonaffiliated trustees                     4,358
  Miscellaneous                                                   3,195
                                                             ----------
     Total expenses                                                           $3,108,367
                                                                              ----------
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                          (6,446)
     Less fees paid indirectly                                                    (3,414)
                                                                              ----------
     Net expenses                                                             $3,098,507
                                                                              ----------
       Net investment income                                                  $5,980,649
                                                                              ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                            $ (284,687)
                                                                              ----------
  Change in net unrealized gain on investments                                $ (509,007)
                                                                              ----------
  Net loss on investments                                                     $ (793,694)
                                                                              ----------
  Net increase in net assets resulting from operations                        $5,186,955
                                                                              ==========

   The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/04 and 12/31/03

                                                          Year Ended         Year Ended
                                                           12/31/04           12/31/03
FROM OPERATIONS:
Net investment income                                   $  5,980,649       $  7,253,361
Net realized gain (loss) on investments                     (284,687)         1,554,904
Change in net unrealized gain on investments                (509,007)        (6,064,242)
                                                        ------------       ------------
  Net increase in net assets resulting
     from operations                                    $  5,186,955       $  2,744,023
                                                        ------------       ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.43 and $0.47 per share, respectively)     $ (5,875,264)        (7,744,965)
  Class B ($0.35 and $0.38 per share, respectively)       (1,631,240)        (2,415,765)
  Class C ($0.35 and $0.40 per share, respectively)       (1,135,022)        (1,646,030)
  Investor Class ($0.03 and $0.00 per share,
     respectively)                                          (141,451)                 -
  Class R ($0.43 and $0.32 per share, respectively)          (25,408)            (3,517)
                                                        ------------       ------------
       Total distributions to shareowners               $ (8,808,385)      $(11,810,277)
                                                        ------------       ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $ 52,481,179       $182,396,793
Shares issued in reorganization                           53,131,201                  -
Reinvestment of distributions                              6,832,862          8,650,754
Cost of shares repurchased                              (112,546,777)      (204,620,502)
                                                        ------------       ------------
  Net decrease in net assets resulting from Fund
     share transactions                                 $   (101,535)      $(13,572,955)
                                                        ------------       ------------
  Net decrease in net assets                              (3,722,965)       (22,639,209)
NET ASSETS:
Beginning of year                                        247,025,606        269,664,815
                                                        ------------       ------------
End of year (including distributions in excess of
  net investment income of ($1,304,113) and
  ($1,067,988), respectively)                           $243,302,641       $247,025,606
                                                        ============       ============

   The accompanying notes are an integral part of these financial statements.
26

Pioneer America Income Trust
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------
For the Years Ended 12/31/04 and 12/31/03

                                     '04 Shares      '04 Amount        '03 Shares      '03 Amount
CLASS A
Shares sold                           2,554,762    $  25,153,365       11,111,851    $  113,426,133
Reinvestment of distributions           497,374        4,892,250          594,445         6,002,597
Less shares repurchased              (5,906,236)     (58,252,318)     (12,248,450)     (124,349,426)
                                     ----------    -------------      -----------    --------------
   Net decrease                      (2,854,100)   $ (28,206,703)        (542,154)   $   (4,920,696)
                                     ==========    =============      ===========    ===============
CLASS B
Shares sold                           1,250,986    $  12,206,639        3,183,952    $   32,226,735
Reinvestment of distributions           116,378        1,138,044          162,736         1,634,160
Less shares repurchased              (2,886,505)     (28,273,002)      (4,323,064)      (43,493,823)
                                     ----------    -------------      -----------    ---------------
   Net decrease                      (1,519,141)   $ (14,928,319)        (976,376)   $   (9,632,928)
                                     ==========    =============      ===========    ===============
CLASS C
Shares sold                           1,464,627    $  14,366,399        3,578,490    $   36,404,685
Reinvestment of distributions            67,716          664,306          100,303         1,010,487
Less shares repurchased              (2,458,051)     (24,137,347)      (3,640,601)      (36,765,189)
                                     ----------    -------------      -----------    ---------------
   Net increase (decrease)             (925,708)   $  (9,106,642)          38,192    $      649,983
                                     ==========    =============      ===========    ===============
INVESTOR CLASS
Shares sold                                  --    $          --
Shares issued in reorganization       5,410,509       53,131,201
Reinvestment of distributions            11,861          116,123
Less shares repurchased                (165,253)      (1,618,941)
                                     ----------    -------------
   Net increase                       5,257,117    $  51,628,383
                                     ==========    =============
CLASS R (a)
Shares sold                              75,438    $     754,776           33,479    $      339,240
Reinvestment of distributions             2,226           22,139              348             3,510
Less shares repurchased                 (26,439)        (265,169)          (1,195)          (12,064)
                                     ----------    -------------      -----------    --------------
   Net increase                          51,225    $     511,746           32,632    $      330,686
                                     ==========    =============      ===========    ===============

(a) Class R shares were first publicly offered April 13, 2004.

   The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended   Year Ended   Year Ended    Year Ended   Year Ended
                                                            12/31/04     12/31/03     12/31/02    12/31/01(a)    12/31/00
CLASS A
Net asset value, beginning of period                        $   9.95     $  10.27     $   9.79     $   9.76      $  9.30
                                                            --------     --------     --------     --------      -------
Increase from investment operations:
 Net investment income                                      $   0.28     $   0.28     $   0.40     $   0.52      $  0.58
 Net realized and unrealized gain (loss) on investments        (0.01)       (0.13)        0.54         0.05         0.46
                                                            --------     --------     --------     --------      -------
   Net increase from investment operations                  $   0.27     $   0.15     $   0.94     $   0.57      $  1.04
Distributions to shareowners:
 Net investment income                                         (0.43)       (0.47)       (0.46)       (0.51)       (0.58)
 Net realized gain                                                 -            -            -        (0.03)           -
                                                            --------     --------     --------     --------      -------
Net increase (decrease) in net asset value                  $  (0.16)    $  (0.32)    $   0.48     $   0.03      $  0.46
                                                            --------     --------     --------     --------      -------
Net asset value, end of period                              $   9.79     $   9.95     $  10.27     $   9.79      $  9.76
                                                            ========     ========     ========     ========      =======
Total return*                                                   2.77%        1.47%        9.78%        5.92%       11.58%
Ratio of net expenses to average net assets+                    1.16%        1.10%        1.00%        1.01%        1.04%
Ratio of net investment income to average net assets+           3.04%        2.85%        4.17%        5.14%        6.09%
Portfolio turnover rate                                           27%          66%          76%          72%          56%
Net assets, end of period (in thousands)                    $123,524     $153,939     $164,393     $115,998      $96,068
Ratios with no waiver of management fees by
 PIM and no reductions for fees paid indirectly:
 Net expenses                                                   1.16%        1.12%        1.08%        1.12%        1.16%
 Net investment income                                          3.04%        2.83%        4.09%        5.03%        5.97%
Ratios with waiver of management fees by
 PIM and reductions for fees paid indirectly:
 Net expenses                                                   1.16%        1.10%        1.00%        1.00%        1.00%
 Net investment income                                          3.04%        2.85%        4.18%        5.15%        6.13%

  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
  + Ratio with no reduction for fees paid indirectly.
(a) On January 1, 2001, the Trust began accreting discounts and amortizing premiums on debt securities. The effect of this charges for the year ended December 31, 2001, was to decrease net investment income by $0.02 per share, increase net realized and unrealized gain (loss) by $0.02 per share and decrease the ratio of net investment income to average net assets assuming waiver of management fees by PIM and reduction for fees paid indirectly from 5.35% to 5.15%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

   The accompanying notes are an integral part of these financial statements.
28

Pioneer America Income Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended  Year Ended   Year Ended    Year Ended   Year Ended
                                                            12/31/04    12/31/03     12/31/02    12/31/01(a)    12/31/00
CLASS B
Net asset value, beginning of period                        $  9.89     $ 10.20      $  9.76       $  9.74      $  9.28
                                                            -------     -------      -------       -------      -------
Increase (decrease) from investment operations:
 Net investment income                                      $  0.18     $  0.19      $  0.34       $  0.44      $  0.50
 Net realized and unrealized gain (loss) on investments        0.02       (0.12)        0.50          0.04         0.46
                                                            -------     -------      -------       -------      -------
   Net increase from investment operations                  $  0.20     $  0.07      $  0.84       $  0.48      $  0.96
Distributions to shareowners:
 Net investment income                                        (0.35)      (0.38)       (0.40)        (0.42)       (0.50)
 Net realized gain                                                -           -            -         (0.04)           -
                                                            -------     -------      -------       -------      -------
Net increase (decrease) in net asset value                  $ (0.15)    $ (0.31)     $  0.44       $  0.02      $  0.46
                                                            -------     -------      -------       -------      -------
Net asset value, end of period                              $  9.74     $  9.89      $ 10.20       $  9.76      $  9.74
                                                            =======     =======      =======       =======      =======
Total return*                                                  2.02%       0.69%        8.82%         4.99%       10.68%
Ratio of net expenses to average net assets+                   1.98%       1.94%        1.80%         1.95%        1.85%
Ratio of net investment income to average net assets+          2.22%       2.02%        3.26%         4.18%        5.29%
Portfolio turnover rate                                          27%         66%          76%           72%          56%
Net assets, end of period (in thousands)                    $39,641     $55,302      $67,013       $25,008      $16,889
Ratios with no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                  1.98%       1.96%        1.88%         2.06%        1.98%
 Net investment income                                         2.22%       2.00%        3.19%         4.07%        5.16%
Ratios with waiver of management fees by
 PIM and reductions for fees paid indirectly:
 Net expenses                                                  1.98%       1.94%        1.79%         1.93%        1.83%
 Net investment income                                         2.22%       2.02%        3.27%         4.20%        5.31%

  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
  + Ratio with no reduction for fees paid indirectly.
(a) On January 1, 2001, the Trust began accreting discounts and amortizing premiums on debt securities. The effect of this charges for the year ended December 31, 2001, was to decrease net investment income by $0.02 per share, increase net realized and unrealized gain (loss) by $0.02 per share and decrease the ratio of net investment income to average net assets assuming waiver of management fees by PIM and reduction for fees paid indirectly from 4.36% to 4.20%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

   The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended  Year Ended   Year Ended    Year Ended   Year Ended
                                                            12/31/04    12/31/03     12/31/02    12/31/01(a)    12/31/00
CLASS C
Net asset value, beginning of period                        $  9.92     $ 10.24      $  9.79       $  9.74      $  9.28
                                                            -------     -------      -------       -------      -------
Increase (decrease) from investment operations:
 Net investment income                                      $  0.19     $  0.21      $  0.36       $  0.46      $  0.49
 Net realized and unrealized gain (loss) on investments        0.01       (0.13)        0.50          0.03         0.46
                                                            -------     -------      -------       -------      -------
   Net increase from investment operations                  $  0.20     $  0.08      $  0.86       $  0.49      $  0.95
Distributions to shareowners:
 Net investment income                                        (0.35)      (0.40)       (0.41)        (0.43)       (0.49)
 Net realized gain                                                -           -            -         (0.01)           -
                                                            -------     -------      -------       -------      -------
Net increase (decrease) in net asset value                  $ (0.15)    $ (0.32)     $  0.45       $  0.05      $  0.46
                                                            -------     -------      -------       -------      -------
Net asset value, end of period                              $  9.77     $  9.92      $ 10.24       $  9.79      $  9.74
                                                            =======     =======      =======       =======      =======
Total return*                                                  2.09%       0.75%        8.93%         5.05%       10.52%
Ratio of net expenses to average net assets+                   1.89%       1.81%        1.77%         1.84%        2.02%
Ratio of net investment income to average net assets+          2.31%       2.14%        3.16%         4.22%        5.14%
Portfolio turnover rate                                          27%         66%          76%           72%          56%
Net assets, end of period (in thousands)                    $27,832     $37,456      $38,258       $ 6,776      $ 3,221
Ratios with no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                  1.89%       1.83%        1.84%         1.95%        2.15%
 Net investment income                                         2.31%       2.12%        3.08%         4.11%        5.01%
Ratios with waiver of management fees by
 PIM and reductions for fees paid indirectly:
 Net expenses                                                  1.89%       1.81%        1.76%         1.81%        1.97%
 Net investment income                                         2.31%       2.14%        3.16%         4.25%        5.19%

  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
  + Ratio with no reduction for fees paid indirectly.
(a) On January 1, 2001, the Trust began accreting discounts and amortizing premiums on debt securities. The effect of this changes for the year ended December 31, 2001, was to decrease net investment income by $0.01 per share, increase net realized and unrealized gain (loss) by $0.01 per share and decrease the ratio of net investment income to average net assets assuming waiver of management fees by PIM and reduction for fees paid indirectly from 4.42% to 4.25%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

   The accompanying notes are an integral part of these financial statements.
30

Pioneer America Income Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          12/11/04 to
INVESTOR CLASS                                              12/31/04
Net asset value, beginning of period                        $  9.82
                                                            -------
Increase (decrease) from investment operations:
  Net investment income                                     $  0.02
  Net realized and unrealized loss on investments             (0.02)
                                                            -------
  Net increase (decrease) from investment operations        $     -
Distributions to shareowners:
  Net investment income                                       (0.03)
  Net realized gain                                               -
                                                            -------
Net decrease in net asset value                             $ (0.03)
                                                            -------
Net asset value, end of period                              $  9.79
                                                            =======
Total return*                                                 (0.04)%
Ratio of net expenses to average net assets+                   0.74%**
Ratio of net investment income (loss) to average
  net assets+                                                  3.70%**
Portfolio turnover rate                                          27%
Net assets, end of period (in thousands)                    $51,475
Ratios with no waiver of management fees by
  PIM and no reductions for fees paid indirectly:
  Net expenses                                                 0.96%**
  Net investment income (loss)                                 3.49%**
Ratios with waiver of management fees by
  PIM and reductions for fees paid indirectly:
  Net expenses                                                 0.74%**
  Net investment income (loss)                                 3.70%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, and the complete redemption of the investment at net asset value at each end of each period.
** Annualized.
 + Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Year Ended    4/1/03 to (a)
CLASS R                                                 12/31/04        12/31/03
Net asset value, beginning of period                    $ 10.07        $  10.31
                                                        -------        --------
Increase (decrease) from investment operations:
  Net investment income                                 $  0.37        $   0.25
  Net realized and unrealized loss on investments         (0.12)          (0.17)
                                                        -------        --------
  Net increase from investment operations               $  0.25        $   0.08
Distributions to shareowners:
  Net investment income                                   (0.43)          (0.32)
                                                        -------        --------
Net decrease in net asset value                         $ (0.18)       $  (0.24)
                                                        -------        --------
Net asset value, end of period                          $  9.89        $  10.07
                                                        =======        ========
Total return*                                              2.58%           0.83%
Ratio of net expenses to average net assets+               1.20%           1.08%**
Ratio of net investment income (loss) to average
  net assets+                                              3.01%          (2.91)%**
Portfolio turnover rate                                      28%             66%
Net assets, end of period (in thousands)                $   830        $    329
Ratios with no waiver of management fees by
  PIM and no reductions for fees paid indirectly:
  Net expenses                                             1.20%           1.08%**
  Net investment income (loss)                             3.01%          (2.91)%**
Ratios with waiver of management fees by
  PIM and reductions for fees paid indirectly:
  Net expenses                                             1.20%           1.08%**
  Net investment income (loss)                             3.01%          (2.91)%**

(a) Class R shares were first publicly offered on April 1,2003.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, and the complete redemption of the investment at net asset value at each end of each period.
 ** Annualized.
  + Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
32

Pioneer America Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer America Income Trust (the Trust) is a Massachusetts statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Trust is to provide a high level of current income consistent with preservation of capital and prudent investment risk.

The Trustees have authorized the issuance of five classes of shares of the Fund. The Fund offers five classes of shares designated as - Class A, Class B, Class C, Investor Class and Class R shares. Class R shares were first publicly offered on April 1, 2003. Investor Class shares were first publicly offered on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class Shares. Each class of shares represents an interest in the same portfolio of investments of the Trust and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Investor Class shares.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Trust is computed once daily on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings.

Pioneer America Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                             (continued)
--------------------------------------------------------------------------------

   Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of the Board of Trustees. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. As of December 31, 2004, there were no securities fair valued. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly pay downs. All discounts/premiums on debt securities are accreted/amortized into interest income on a yield to maturity basis for financial reporting purposes. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Trust's distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/ tax differences that may exist.

   At December 31, 2004, the Trust had a net capital loss carryforward of $10,221,165, of which $742,335 will expire in 2006, $2,705,283 will expire in
   2007, $1,526,846 will expire in 2008, $2,070,786 will expire in 2011 and
   $3,175,915 will expire in 2012 if not utilized.

   The Trust has elected to defer approximately $261,212 of capital losses recognized between November 1, 2004 and December 31, 2004 to its fiscal year ended December 31, 2005.

Pioneer America Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   The tax character of distributions paid during the years ended December 31, 2004 and 2003 were as follows:

--------------------------------------------------------------------------------
                                                         2004            2003
--------------------------------------------------------------------------------
  Distributions paid from:
   Ordinary income                                   $8,808,385      $11,810,277
   Long-term capital gain                                     -                -
                                                     ----------      -----------
                                                     $8,808,385      $11,810,277
   Return of Capital                                          -                -
                                                     ----------      -----------
   Total                                             $8,808,385      $11,810,277
                                                     ==========      ===========
--------------------------------------------------------------------------------

   The following shows the components of accumulated losses on a federal income tax basis at December 31, 2004.

--------------------------------------------------------------------------------
                                                                        2004
--------------------------------------------------------------------------------
  Undistributed ordinary income                                   $    116,233
  Capital loss carryforward                                        (10,221,165)
  Post October losses deferred                                        (261,212)
  Unrealized appreciation                                              191,113
                                                                  ------------
  Total                                                           $(10,175,031)
                                                                  ============

   The difference between book basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and the tax treatment of premium and amortization.

   At December 31, 2004, the Trust has reclassified $2,591,611 to decrease distributions in excess of net investment income, $1,051,552 to increase accumulated net realized loss on investments and $1,540,059 to decrease paid-in capital, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Trust and is designed to present the Trust's capital accounts on a tax basis.

C. Fund Shares

   The Trust records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $24,079 in underwriting commissions on the sale of Class A shares for the year ended December 31, 2004.

Pioneer America Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                             (continued)
--------------------------------------------------------------------------------

D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Trust, respectively (See Notes 4). Investor Class Shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Trust level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   The Trust declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Trust with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Investor Class and Class R shares can bear different transfer agent and distribution fees.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Trust, the value of the underlying securities (collateral), including accrued interest received from counter parties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or sub custodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Trust's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Trust's average daily net assets.

Pioneer America Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 0.74% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Trust. At December 31, 2004, $102,329 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $81,264 in transfer agent fees payable to PIMSS at December 31, 2004.

4. Distribution and Service Plans
The Trust adopted Plans of Distribution with respect to each class of shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Trust pays PFD a service fee of up to 0.25% of the Trust's average daily net assets attributable to Class A shares in reimbursement of such expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Trust pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Trust pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $86,794 in distribution fees payable to PFD at December 31, 2004. The Trust also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Trust to pay securities dealers, plan administrators or other services organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Trust a service fee of up to 0.25% of

Pioneer America Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/04                             (continued)
--------------------------------------------------------------------------------

the Trust's daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Effective December 31, 2004, Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemption of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004 the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2004, CDSCs in the amount of $218,737 were paid to PFD.

5. Expense Offset Arrangements
The Trust has entered into certain expense offset arrangements with PIMSS, resulting in a reduction in the Trust's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2004, the Trust's expenses were reduced by $3,414 under such arrangements.

6. Merger Information
On December 8, 2004, beneficial owners of Safeco Intermediate Term U.S. Government Fund (one of the Series that comprised Safeco Managed Bond Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

Pioneer America Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Merger Information (continued)

--------------------------------------------------------------------------------------------
                                                       Safeco
                            Pioneer America       Intermediate Term       Pioneer America
                             Income Trust       U.S. Government Fund       Income Trust
                         (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
--------------------------------------------------------------------------------------------
  Net Assets                 $193,756,225            $53,131,201           $246,867,456
  Shares Outstanding           19,757,153              5,599,642             25,167,692
  Investor Class Shares
  Issued                                                                      5,410,509
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                              Unrealized
                                           Appreciation on           Accumulated
                                             Closing Date               Loss
--------------------------------------------------------------------------------------------
  Safeco Intermediate Term
  U.S. Government Fund                         $33,133            $(1,399,442)
--------------------------------------------------------------------------------------------

Pioneer America Income Trust
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer America Income Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer America Income Trust (the "Trust") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated February 15, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer America Income Trust at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
February 18, 2005

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

  U.S. Equity                                Pioneer Ibbotson Growth
  Pioneer Fund                                Allocation Fund
  Pioneer Balanced Fund                      Pioneer Ibbotson Aggressive
  Pioneer Cullen Value Fund                   Allocation Fund
  Pioneer Equity Income Fund
  Pioneer Equity Opportunity Fund
  Pioneer Growth Opportunities Fund          International/Global Equity
  Pioneer Growth Shares                      Pioneer Emerging Markets Fund
  Pioneer Mid Cap Growth Fund                Pioneer Europe Select Fund
  Pioneer Mid Cap Value Fund                 Pioneer Europe Fund
  Pioneer Oak Ridge Large Cap                Pioneer International Equity Fund
   Growth Fund                               Pioneer International Value Fund
  Pioneer Oak Ridge Small Cap
   Growth Fund
  Pioneer Papp America-Pacific               Fixed Income
   Rim Fund                                  Pioneer America Income Trust
  Pioneer Papp Small and Mid Cap             Pioneer Bond Fund
   Growth Fund                               Pioneer California Tax Free
  Pioneer Papp Stock Fund                     Income Fund
  Pioneer Papp Strategic                     Pioneer Global High Yield Fund
   Growth Fund                               Pioneer High Yield Fund
  Pioneer Real Estate Shares                 Pioneer Municipal Bond Fund
  Pioneer Research Fund                      Pioneer Short Term Income Fund
  Pioneer Small Cap Value Fund               Pioneer Strategic Income Fund
  Pioneer Small Company Fund                 Pioneer Tax Free Income Fund
  Pioneer Value Fund

  Asset Allocation                           Money Market
  Pioneer Ibbotson Moderate                  Pioneer Cash Reserves Fund*
    Allocation Fund                          Pioneer Tax Free Money
                                              Market Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Trust's Board of Trustees provides broad supervision over the Trust's affairs. The officers of the Trust are responsible for the Fund's operations. The Trust's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 74 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Trust is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's website at http://www.sec.gov.

Pioneer America Income Trust
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                     Positions Held                                   Principal Occupation During            Other Directorships
Name and Age         With the Trust           Term of Office          Past Five Years                        Held by this Trustee
John F. Cogan, Jr.   Chairman of the Board,   Serves until            Trustee and President Serves until     Director of Harbor
(78)*                Trustee and President    successor trustee is    retirement or removal Deputy           Global Company,
                                              elected or earlier      Chairman and a Director of Pioneer     Ltd.
                                              retirement or           Global Asset Management S.p.A.
                                              removal                 ("PGAM"); Non-Executive Chairman
                                                                      and a Director of Pioneer
                                                                      Investment Management USA Inc.
                                                                      ("PIM-USA"); Chairman and a
                                                                      Director of Pioneer; Director of
                                                                      Pioneer Alternative Investment
                                                                      Management Limited (Dublin);
                                                                      President and a Director of Pioneer
                                                                      Alternative Investment Management
                                                                      (Bermuda) Limited and affiliated
                                                                      funds; President and Director of
                                                                      Pioneer Funds Distributor, Inc.
                                                                      ("PFD"); President of all of the
                                                                      Pioneer Funds; and Of Counsel
                                                                      (since 2000, partner prior to
                                                                      2000), Wilmer Cutler Pickering Hale
                                                                      and Dorr LLP (counsel to PIM-USA
                                                                      and the Pioneer Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood       Trustee and              Serves until            President and Chief Executive          None
(52)**               Executive Vice           successor trustee is    Officer, PIM-USA since May 2003
                     President                elected or earlier      (Director since January 2001);
                                              retirement or removal   President and Director of Pioneer
                                                                      since May 2003; Chairman and
                                                                      Director of Pioneer Investment
                                                                      Management Shareholder Services,
                                                                      Inc. ("PIMSS") since May 2003;
                                                                      Executive Vice President of all of
                                                                      the Pioneer Funds since June 2003;
                                                                      Executive Vice President and Chief
                                                                      Operating Officer of PIM-USA,
                                                                      November 2000 to May 2003;
                                                                      Executive Vice President, Chief
                                                                      Financial Officer and Treasurer,
                                                                      John Hancock Advisers, L.L.C.,
                                                                      Boston, MA, November 1999 to
                                                                      November 2000; Senior Vice
                                                                      President and Chief Financial
                                                                      Officer, John Hancock Advisers,
                                                                      L.L.C., April 1997 to November 1999

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer America Income Trust
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                              Positions Held                               Principal Occupation During        Other Directorships
Name and Age                  With the Trust       Term of Office          Past Five Years                    Held by this Trustee
David R. Bock** (61)          Trustee since 2005.  Serves until a
3050 K. Street NW,                                 successor trustee is    Senior Vice President and          Director of The
Washington, DC 20007                               elected or earlier      Chief Financial Officer,           Enterprise Social
                                                   retirement or removal.  I-trax, Inc. (publicly traded      Investment Company
                                                                           health care services company)      (privately-held
                                                                           (2001-present); Managing           affordable housing
                                                                           Partner, Federal City Capital      finance company);
                                                                           Advisors (boutique merchant        Director of New
                                                                           bank) (1995-2000; 2002 to          York Mortgage Trust
                                                                           2004); Executive Vice              (publicly traded
                                                                           President and Chief Financial      mortgage REIT)
                                                                           Officer, Pedestal Inc.
                                                                           (internet-based mortgage
                                                                           trading company) (2000-2002)

** Mr. Bock became a Trustee of the Trust on January 1, 2005.
-----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (56)             Trustee since 1997.  Serves until            President, Bush International      Director of Brady
3509 Woodbine Street,                              successor trustee       (international financial           Corporation
Chevy Chase, MD 20815                              is elected or earlier   advisory firm)                     (industrial
                                                   retirement or removal                                      identification and
                                                                                                              specialty coated
                                                                                                              material products
                                                                                                              manufacturer),
                                                                                                              Millennium Chemicals,
                                                                                                              Inc. (commodity
                                                                                                              chemicals), Mortgage
                                                                                                              Guaranty Insurance
                                                                                                              Corporation, and R.J.
                                                                                                              Reynolds Tobacco
                                                                                                              Holdings, Inc.
                                                                                                              (tobacco)
-----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (57)     Trustee since 1990.  Serves until            Founding Director, The             None
1001 Sherbrooke Street West,                       successor trustee       Winthrop Group, Inc.
Montreal, Quebec, Canada                           is elected or earlier   (consulting Firm; Professor
H3A 1G5                                            retirement or removal   of Management, Faculty of
                                                                           Management, Mr. Gill University
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer America Income Trust
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                              Positions Held                               Principal Occupation During       Other Directorships
Name and Age                  With the Trust       Term of Office          Past Five Years                   Held by this Trustee
Marguerite A. Piret (56)      Trustee since 1988.  Serves until            President and Chief Executive     Director of New
One Boston Place, 28th Floor,                      successor trustee       Officer, Newbury, Piret &         America High Income
Boston, MA 02108                                   is elected or earlier   Company, Inc. (investment         Fund, Inc.
                                                   retirement or removal   banking firm)                     (closed-end
                                                                                                             investment company)
-----------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (76)          Trustee since 1993.  Serves until            Senior Counsel, Sullivan &        Director, The Swiss
125 Broad Street,                                  successor trustee       Cromwell (law firm)               Helvetia Fund, Inc.
New York, NY 10004                                 is elected or earlier                                     (closed-end investment
                                                   retirement or removal                                     company) and
                                                                                                             AMVESCAP PLC
                                                                                                             (investment managers)
-----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (68)            Trustee since 1988.  Serves until            President, John Winthrop &        None
One North Adgers Wharf,                            successor trustee       Co., Inc. (private investment
Charleston, SC 29401                               is elected or earlier   Firm)
                                                   retirement or removal
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer America Income Trust
--------------------------------------------------------------------------------
TRUST OFFICERS
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                              Positions Held                               Principal Occupation During       Other Directorships
Name and Age                  With the Trust       Term of Office          Past Five Years                   Held by this Officer
Dorothy E. Bourassa (57)     Secretary             Serves at the            Secretary of PIM-USA; Senior       None
                                                   discretion of            Vice President-Legal of
                                                   the Board                Pioneer; and Secretary/Clerk
                                                                            of most of PIM-USA's
                                                                            subsidiaries since October
                                                                            2000; Secretary of all of the
                                                                            Pioneer Funds since September
                                                                            2003 (Assistant Secretary from
                                                                            November 2000 to September
                                                                            2003); and Senior Counsel,
                                                                            Assistant Vice President and
                                                                            Director of Compliance of
                                                                            PIM-USA from April 1998
                                                                            through October 2000
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (40)   Assistant Secretary   Serves at the           Assistant Vice President and      None
                                                   discretion of           Senior Counsel of Pioneer
                                                   the Board               since July 2002; Vice
                                                                           President and Senior Counsel
                                                                           of BISYS Fund Services, Inc.
                                                                           (April 2001 to June 2002);
                                                                           Senior Vice President and
                                                                           Deputy General Counsel of
                                                                           Funds Distributor, Inc. (July
                                                                           2000 to April 2001; Vice
                                                                           President and Associate
                                                                           General Counsel from July 1996
                                                                           to July 2000); Assistant
                                                                           Secretary of all Pioneer Funds
                                                                           since September 2003
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (47)         Assistant Secretary   Serves at the           Partner, Wilmer Cutler            None
                                                   discretion of           Pickering Hale and Dorr LLP;
                                                   the Board               Assistant Secretary of all
                                                                           Pioneer Funds since September
                                                                           2003
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (59)            Treasurer             Serves at the           Vice President-Fund               None
                                                   discretion of           Accounting, Administration and
                                                   the Board               Custody Services of Pioneer;
                                                                           and Treasurer of all of the
                                                                           Pioneer Funds (Assistant
                                                                           Treasurer from June 1999 to
                                                                           November 2000)
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer America Income Trust
--------------------------------------------------------------------------------
TRUST OFFICERS
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                              Positions Held                               Principal Occupation During       Other Directorships
Name and Age                  With the Trust       Term of Office          Past Five Years                   Held by this Officer
Mark E. Bradley (45)          Assistant            Serves at the           Deputy Treasurer of Pioneer       None
                              Treasurer            discretion              since 2004; Treasurer and
                                                   of the Board            Senior Vice President, CDC
                                                                           IXIS Asset Management Services
                                                                           from 2002 to 2003; Assistant
                                                                           Treasurer and Vice President,
                                                                           MFS Investment Management from
                                                                           1997 to 2002; and Assistant
                                                                           Treasurer of all of the
                                                                           Pioneer Funds since November
                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (39)         Assistant            Serves at the           Assistant Vice President-Fund     None
                              Treasurer            discretion              Accounting, Administration and
                                                   of the Board            Custody Services of Pioneer;
                                                                           and Assistant Treasurer of all
                                                                           of the Pioneer Funds since
                                                                           November 2000
-----------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (46)            Assistant            Serves at the           Fund Accounting Manager-Fund      None
                              Treasurer            discretion              Accounting, Administration and
                                                   of the Board            Custody Services of Pioneer;
                                                                           and Assistant Treasurer of all
                                                                           of the Pioneer Funds since May
                                                                           2002
-----------------------------------------------------------------------------------------------------------------------------------
Katharine Kim Sullivan (31)   Assistant            Serves at the           Fund Administration               None
                              Treasurer            discretion              Manager-Fund Accounting,
                                                   of the Board            Administration and Custody
                                                                           Services since June 2003;
                                                                           Assistant Vice
                                                                           President-Mutual Fund
                                                                           Operations of State Street
                                                                           Corporation from June 2002 to
                                                                           June 2003 (formerly Deutsche
                                                                           Bank Asset Management);
                                                                           Pioneer Fund Accounting,
                                                                           Administration and Custody
                                                                           Services (Fund Accounting
                                                                           Manager from August 1999 to
                                                                           May 2002, Fund Accounting
                                                                           Services Supervisor from 1997
                                                                           to July 1999); Assistant
                                                                           Treasurer of all Pioneer Funds
                                                                           since September 2003
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer America Income Trust
--------------------------------------------------------------------------------
TRUST OFFICERS
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                              Positions Held                               Principal Occupation During       Other Directorships
Name and Age                  With the Trust       Term of Office          Past Five Years                   Held by this Officer
Martin J. Wolin (37)          Chief Compliance     Serves at the           Chief Compliance Officer of       None
                              Officer              discretion of           Pioneer (Director of
                                                   the Board               Compliance and Senior Counsel
                                                                           from November 2000 to
                                                                           September 2004); Vice
                                                                           President and Associate
                                                                           General Counsel of UAM Fund
                                                                           Services, Inc. (mutual fund
                                                                           administration company) from
                                                                           February 1998 to November
                                                                           2000; and Chief Compliance
                                                                           Officer of all of the Pioneer
                                                                           Funds.
-----------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment advisor, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292


FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321


Retirement plans information                               1-800-622-0176


Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec/gov. The filed form may also by viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Trust, including fees associated with the routine filing of its Form N-1A, totaled approximately $26,000 in 2004 and approximately $35,200 in 2003. Included in the 2003 fees is an additional billing related to that audit, which was billed after the Trusts filing of its N-CSR for the year ended December 31, 2003.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Trust during the fiscal years ended December 31, 2004 and 2003.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $7,000 in 2004 and $3,600 in 2003.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Trust during the fiscal years ended December 31, 2004 and 2003.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Trust and affiliates, as previously defined, totaled $6,000 in 2004 and $26,900 in 2003. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process

The Trusts audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation
S-X is compatible with maintaining the principal accountant's independence.




(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Trust. For the years ended December 31, 2004 and 2003, there were no services provided to an affiliate that required the Trusts audit committee pre-approval.



ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer America Income Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  March 9, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 9, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 9, 2005
* Print the name and title of each signing officer under his or her signature.